INCOME TAXES - Summary of Unrecognised Deferred Tax Assets As Follows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect	$ 131,365	$ 40,873
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect	129,164	37,079	$ 11,445
Gross amount	518,255	186,472	$ 67,177
Share options
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect	0	171
Tangible and Intangible fixed assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect	0	1,219
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect	$ 2,201	$ 2,404